Significant non-cash activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant non-cash activities [Abstract]
Debt-equity swap	₩ 224,093	₩ 28,759	₩ 32,530
Transfers from construction-in-progress to property and equipment	76,004	6,319	14,285
Transfers between property and equipment and investment property	104,573	28,199	91,782
Transfers between assets held for sale to property and equipment	455	80	5,336
Transfers between investment property and assets held for sale	15,795	0	6,306
Accounts payable for purchase of intangible assets, etc.	472,798	1,047	0
Transaction for right-of-use assets	₩ 1,376,764	₩ 0	₩ 0